Franklin Strategic Series
Statement of Investments, November 30, 2019 (unaudited)
Franklin Templeton SMACS: Series CH
		Principal Amount	Value
	Municipal Bonds 105.3%
	California 105.3%
	California Community Housing Agency Workforce Housing Revenue, Annadel Apartments, Series A, 5.00%, 4/01/49	$200,000	$222,348
	California PFA Educational Facilities Revenue, Trinity Classical Academy Project, Series A, 5.00%, 7/01/44	200,000	211,212
	California State Municipal Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/49	130,000	151,624
	California Statewide CDA College Housing Revenue, NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/52	200,000	229,672
	California Statewide CDA Revenue,
	Loma Linda University Medical Center, Series A, 5.50%, 12/01/58	250,000	292,687
	[a] Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/49	125,000	142,850
	California Statewide CDA Special Tax Revenue, CFD No. 2016-02, Delta Coves, 5.00%, 9/01/39	100,000	111,328
	Dublin CFD No. 2015-1 Special Tax, Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/49	135,000	155,855
	Folsom Ranch Financing Authority Special Tax Revenue,
	CFD No. 19, Mangini Ranch, 5.00%, 9/01/47	135,000	156,870
	CFD No. 19, Mangini Ranch, 5.00%, 9/01/49	135,000	157,014
	Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Subseries B-2, Refunding, Series B, 3.50%, 1/15/53	190,000	198,356
	Menifee USD Special Tax, CFD No. 2018-2, Improvement Area No.4, 5.00%, 9/01/49	125,000	145,574
[a]	Rancho Cordova CFD No. 2018-1 Special Tax, Grantline 208, 5.00%, 9/01/49	125,000	142,469
	Roseville Special Tax,
	Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/49	135,000	156,126
	Westpark-Federico Community Facilities District No.1, 5.00%, 9/01/49	125,000	140,838
	Tobacco Securitization Authority Southern California Tobacco Settlement Asset -Backed Revenue, San Diego County Tobacco Asset Securitization Corp., Class 2, Refunding, Series B-1, 5.00%, 6/01/48	125,000	143,770
	Tracy CFD No. 2016-1 Special Tax,
	Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48	135,000	154,822
	Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/49	135,000	154,697
	Upland CFD No. 2015-1 Special Tax, Sycamore Hills, Series A, 4.00%, 9/01/49	185,000	199,226
	Total Municipal Bonds (Cost $3,203,952) 105.3%		3,267,338
	Other Assets, less Liabilities (5.3)%		(164,183)
	Net Assets 100.0%		$3,103,155

See Abbreviations on page 12.
[a]Security purchased on a when-issued basis.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Strategic Series
Statement of Investments, November 30, 2019 (unaudited)
Franklin Templeton SMACS: Series E
		Country	Shares	Value
	Common Stocks 72.8%
	Communication Services 6.8%
[a]	Alphabet Inc., A	United States	70	$91,286
	AT&T Inc.	United States	4,700	175,686
	Comcast Corp., A	United States	300	13,245
				280,217
	Consumer Discretionary 7.6%
	The Home Depot Inc.	United States	700	154,357
	Target Corp.	United States	1,300	162,513
				316,870
	Consumer Staples 2.6%
	PepsiCo Inc.	United States	800	108,664
	Energy 15.0%
	Chevron Corp.	United States	1,200	140,556
	Occidental Petroleum Corp.	United States	2,000	77,140
	Royal Dutch Shell PLC, A, ADR	United Kingdom	2,200	126,478
	Schlumberger Ltd.	United States	3,500	126,700
	The Williams Cos. Inc.	United States	6,600	149,952
				620,826
	Financials 2.1%
	Wells Fargo & Co.	United States	1,600	87,136
	Health Care 8.4%
	Bristol-Myers Squibb Co.	United States	1,675	95,374
	CVS Health Corp.	United States	1,865	140,379
	Merck & Co. Inc.	United States	1,300	113,334
				349,087
	Industrials 9.1%
	3M Co.	United States	850	144,304
	The Boeing Co.	United States	226	82,757
	General Dynamics Corp.	United States	600	109,044
	United Technologies Corp.	United States	285	42,277
				378,382
	Information Technology 8.7%
	Analog Devices Inc.	United States	150	16,943
	Cisco Systems Inc.	United States	2,000	90,620
	International Business Machines Corp.	United States	810	108,904
	Texas Instruments Inc.	United States	1,200	144,252
				360,719
	Materials 2.4%
	Rio Tinto PLC, ADR	Australia	1,800	98,208
	Real Estate 1.7%
	Host Hotels & Resorts Inc.	United States	4,140	72,409
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  2

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Utilities 8.4%
	Dominion Energy Inc.	United States	1,400	$116,354
	Duke Energy Corp.	United States	1,200	105,804
	The Southern Co.	United States	2,000	123,980
				346,138
	Total Common Stocks (Cost $2,794,451)			3,018,656
	Equity-Linked Securities 13.4%
	Consumer Discretionary 7.2%
[b]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 8.00%, 144A	United States	30	54,217
[b]	JPMorgan Chase Bank National Assn. into Target Corp., 9.00%, 144A	United States	1,300	152,691
[b]	Wells Fargo Bank National Assn. into General Motors Co., 8.50%, 144A	United States	2,500	91,803
				298,711
	Health Care 2.3%
[b]	UBS AG London into CVS Health Corp., 8.50%, 144A	United States	1,400	94,020
	Information Technology 3.9%
[b]	Royal Bank of Canada into Intel Corp., 8.00%, 144A	United States	3,100	162,552
	Total Equity-Linked Securities (Cost $525,056)			555,283
	Convertible Preferred Stocks (Cost $100,000) 2.8%
	Information Technology 2.8%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	100	115,700
	Preferred Stocks (Cost $137,118) 3.4%
	Financials 3.4%
	Citigroup Inc., 6.875%, pfd., K	United States	5,000	140,650
			Units
	Index-Linked Notes (Cost $39,189) 1.0%
	Financials 1.0%
[c]	Credit Suisse AG, senior note, 6.309%, 2/08/21	United States	13	39,565
	Total Investments before Short Term Investments (Cost $3,595,814)			3,869,854
			Shares
	Short Term Investments (Cost $301,177) 7.2%
	Money Market Funds 7.2%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	301,177	301,177
	Total Investments (Cost $3,896,991) 100.6%			4,171,031
	Other Assets, less Liabilities (0.6)%			(26,880)
	Net Assets 100.0%			$4,144,151
  |  3

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E (continued)
See Abbreviations on page 12.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.At November 30, 2019, the aggregate value of these securities was $555,283, representing 13.4% of net assets.
[c]Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
[d]See Note 5 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Franklin Strategic Series
Statement of Investments, November 30, 2019 (unaudited)
Franklin Templeton SMACS: Series H
		Shares	Value
	Management Investment Companies (Cost $1,017,100) 33.7%
	Financials 33.7%
[a]	Franklin Liberty Intermediate Municipal Opportunities ETF	40,000	$1,014,800
		Principal Amount
	Municipal Bonds 61.5%
	California 4.8%
	Tobacco Securitization Authority Southern California Tobacco Settlement Asset -Backed Revenue, San Diego County Tobacco Asset Securitization Corp., Class 2, Refunding, Series B-1, 5.00%, 6/01/48	$125,000	143,770
	Colorado 19.4%
	Colorado State Health Facilities Authority Revenue, Christian Living Communities, Refunding and Improvement, 4.00%, 1/01/38	100,000	106,178
	Denver Health and Hospital Authority Healthcare Revenue, Refunding, Series A, 4.00%, 12/01/37	100,000	111,102
	Hunters Overlook Metropolitan District No. 5 GO, In the Town of Severance, Weld County, Limited Tax, Series A, 5.00%, 12/01/39	150,000	161,094
	Village at Dry Creek Metropolitan District No. 2 GO, In the City of Thorton, Adams County, Limited Tax, Special, 4.375%, 12/01/44	200,000	205,614
			583,988
	District of Columbia 5.4%
	District of Columbia Revenue, District of Columbia International School Issue, 5.00%, 7/01/54	140,000	164,235
	Indiana 3.9%
	Indiana State Finance Authority Educational Facilities Revenue, Marian University Project, Series A, 5.00%, 9/15/39	100,000	118,417
	Louisiana 12.5%
	Calcasieu Parish Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Refunding, 5.00%, 12/01/39	200,000	235,238
	Louisiana Local Government Environmental Facilities and CDA Revenue, St. Martin Parish Gomesa Project, 4.40%, 11/01/44	135,000	141,591
			376,829
	Maryland 3.3%
	Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior, Refunding, Series A, 3.50%, 6/01/39	100,000	100,806
	Texas 4.0%
	New Hope Cultural Education Facilities Finance Corp. Education Revenue, Cityscape Schools Inc., Series A, 5.00%, 8/15/39	110,000	122,066
	Washington 3.6%
	Washington State Housing Finance Commission Revenue, Nonprofit Housing, Transforming Age Projects, Refunding, Series A, 5.00%, 1/01/49	100,000	109,142
	Wisconsin 4.6%
	PFAR, Retirement Facilities, Friends Homes, Refunding, 5.00%, 9/01/49	125,000	137,384
	Total Municipal Bonds (Cost $1,837,366)		1,856,637
	Total Investments before Short Term Investments (Cost $2,854,466)		2,871,437
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H (continued)
		Principal Amount	Value
	Short Term Investments (Cost $100,000) 3.3%
	Municipal Bonds 3.3%
	Florida 3.3%
[b]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.23%, 7/15/22	$100,000	$100,000
	Total Investments (Cost $2,954,466) 98.5%		2,971,437
	Other Assets, less Liabilities 1.5%		46,286
	Net Assets 100.0%		$3,017,723

See Abbreviations on page 12.
[a]See Note 5 regarding investments in affiliated management investment companies.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  6

Franklin Strategic Series
Statement of Investments, November 30, 2019 (unaudited)
Franklin Templeton SMACS: Series I
		Principal Amount	Value
	Corporate Bonds 98.3%
	Communication Services 16.0%
	AMC Entertainment Holdings Inc., senior sub. bond, 5.75%, 6/15/25	$110,000	$102,435
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.00%, 2/01/28	50,000	52,751
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	110,000	115,224
	Netflix Inc., senior bond, 4.875%, 4/15/28	75,000	77,011
	Sprint Communications Inc., senior note, 6.00%, 11/15/22	120,000	126,600
[a]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	110,000	106,288
			580,309
	Consumer Discretionary 14.3%
[a]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	150,000	73,125
	Ford Motor Co., senior note, 4.346%, 12/08/26	110,000	111,077
[a]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	55,000	56,924
[a]	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	75,000	79,958
[a]	Shea Homes LP/Shea Homes Funding Corp., senior bond, 144A, 6.125%, 4/01/25	110,000	114,171
[a]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	75,000	80,156
			515,411
	Consumer Staples 3.3%
[a]	Post Holdings Inc., senior bond, 144A, 5.625%, 1/15/28	110,000	117,680
	Energy 10.6%
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	senior note, 7.75%, 4/15/23	110,000	106,150
	[a] senior note, 144A, 11.00%, 4/15/25	50,000	50,438
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	350,000	174,247
	Matador Resources Co., senior note, 5.875%, 9/15/26	55,000	53,970
			384,805
	Financials 6.6%
[b]	Citigroup Inc., junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	180,000	181,132
	Navient Corp., senior note, 5.50%, 1/25/23	55,000	58,231
			239,363
	Health Care 36.4%
[a]	Bausch Health Cos. Inc., senior bond, 144A, 6.125%, 4/15/25	180,000	187,644
	CHS/Community Health Systems Inc.,
	[a] senior note, 144A, 8.00%, 12/15/27	174,000	170,955
	[a] senior note, 144A, 6.875%, 4/01/28	425,000	214,625
	[a] senior secured note, 144A, 8.00%, 3/15/26	150,000	150,094
	DaVita Inc., senior bond, 5.00%, 5/01/25	55,000	56,880
	Mylan Inc., senior bond, 4.55%, 4/15/28	110,000	117,971
[a]	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	110,000	104,228
	Tenet Healthcare Corp., senior note, 7.00%, 8/01/25	300,000	315,502
			1,317,899
	Industrials 2.2%
	United Rentals North America Inc., senior bond, 4.875%, 1/15/28	75,000	78,443
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I (continued)
		Principal Amount	Value
	Corporate Bonds (continued)
	Information Technology 1.5%
[a]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	$55,000	$53,488
	Materials 4.3%
	Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	50,000	51,062
[a]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	110,000	104,499
			155,561
	Real Estate 1.6%
[a]	Iron Mountain Inc., senior note, 144A, 4.875%, 9/15/27	55,000	56,640
	Utilities 1.5%
	Calpine Corp., senior note, 5.50%, 2/01/24	55,000	56,103
	Total Corporate Bonds (Cost $3,711,862)		3,555,702
		Shares
	Short Term Investments (Cost $35,346) 1.0%
	Money Market Funds 1.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	35,346	35,346
	Total Investments (Cost $3,747,208) 99.3%		3,591,048
	Other Assets, less Liabilities 0.7%		24,136
	Net Assets 100.0%		$3,615,184

See Abbreviations on page 12.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.At November 30, 2019, the aggregate value of these securities was $1,773,664, representing 49.1% of net assets.
[b]Perpetual security with no stated maturity date.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in
  |  9

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.
The following Funds have invested in derivatives during the period.
Franklin Templeton SMACS: Series E - Options
4.  CONCENTRATION OF RISK
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
  |  10

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$324,104	$662,409	$(685,336)	$ —	$ —	$301,177	301,177	$1,603
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Franklin Liberty Intermediate Municipal Opportunities ETF	$1,033,400	$ —	$ —	$ —	$(18,600)	$1,014,800	40,000	$5,541
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$281,746	$210,314	$(456,714)	$ —	$ —	$35,346	35,346	$931
6.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$3,267,338	$—	$3,267,338
Total Investments in Securities	$ —	$3,267,338	$ —	$3,267,338
  |  11

Franklin Strategic Series
Notes to Statements of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,275,006	$—	$—	$3,275,006
Equity-Linked Securities	—	555,283	—	555,283
Index-Linked Notes	—	39,565	—	39,565
Short Term Investments	301,177	—	—	301,177
Total Investments in Securities	$3,576,183	$594,848	$ —	$4,171,031
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:[a]
Management Investment Companies	$1,014,800	$—	$—	$1,014,800
Municipal Bonds	—	1,856,637	—	1,856,637
Short Term Investments	—	100,000	—	100,000
Total Investments in Securities	$1,014,800	$1,956,637	$ —	$2,971,437
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,555,702	$—	$3,555,702
Short Term Investments	35,346	—	—	35,346
Total Investments in Securities	$35,346	$3,555,702	$ —	$3,591,048

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks.
7.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depository Receipt
CDA	Community Development Authority/Agency
CFD	Community Facilities District
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GO	General Obligation
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  12